Condensed Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Convertible Preferred Stock [Member]
Beginning balance (Shares) at Dec. 31, 2019						136,528,546
Beginning balance at Dec. 31, 2019						$ 145,434
Beginning balance (Shares) at Dec. 31, 2019		30,497,526
Beginning balance at Dec. 31, 2019	$ (86,266)	$ 30	$ 5,391	$ (91,685)	$ (2)
Issuance of Series C convertible preferred stock, net of issuance costs of $58 (Shares)						8,602,082
Issuance of Series C convertible preferred stock, net of issuance costs of $58						$ 13,273
Exercise of stock options (Shares)		24,167
Exercise of stock options	15	$ 1	14
Stock-based compensation	1,345		1,345
Net loss	(24,123)			(24,123)
Other comprehensive gain (loss)	$ 5				5
Ending balance (Shares) at Dec. 31, 2020	145,130,628					145,130,628
Ending balance at Dec. 31, 2020	$ 158,707					$ 158,707
Ending balance (Shares) at Dec. 31, 2020		30,521,693
Ending balance at Dec. 31, 2020	(109,024)	$ 31	6,750	(115,808)	3
Exercise of stock options (Shares)		388,972
Exercise of stock options	24		24
Stock-based compensation	622		622
Net loss	(13,522)			(13,522)
Other comprehensive gain (loss)	(2)				(2)
Ending balance (Shares) at Jun. 30, 2021						145,130,628
Ending balance at Jun. 30, 2021						$ 158,707
Ending balance (Shares) at Jun. 30, 2021		30,910,665
Ending balance at Jun. 30, 2021	$ (121,902)	$ 31	7,396	(129,330)	1
Beginning balance (Shares) at Dec. 31, 2020	145,130,628					145,130,628
Beginning balance at Dec. 31, 2020	$ 158,707					$ 158,707
Beginning balance (Shares) at Dec. 31, 2020		30,521,693
Beginning balance at Dec. 31, 2020	$ (109,024)	$ 31	6,750	(115,808)	3
Exercise of stock options (Shares)	548,972	548,972
Exercise of stock options	$ 98		98
Stock-based compensation	1,143		1,143
Net loss	(28,916)			(28,916)
Other comprehensive gain (loss)	$ (7)				(7)
Ending balance (Shares) at Dec. 31, 2021	145,130,628					145,130,628
Ending balance at Dec. 31, 2021	$ 158,707					$ 158,707
Ending balance (Shares) at Dec. 31, 2021		31,070,665
Ending balance at Dec. 31, 2021	(136,706)	$ 31	7,991	(144,724)	(4)
Beginning balance (Shares) at Mar. 31, 2021						145,130,628
Beginning balance at Mar. 31, 2021						$ 158,707
Beginning balance (Shares) at Mar. 31, 2021		30,910,665
Beginning balance at Mar. 31, 2021	(115,133)	$ 31	7,134	(122,295)	(3)
Stock-based compensation	262		262
Net loss	(7,035)			(7,035)
Other comprehensive gain (loss)	4				4
Ending balance (Shares) at Jun. 30, 2021						145,130,628
Ending balance at Jun. 30, 2021						$ 158,707
Ending balance (Shares) at Jun. 30, 2021		30,910,665
Ending balance at Jun. 30, 2021	$ (121,902)	$ 31	7,396	(129,330)	1
Beginning balance (Shares) at Dec. 31, 2021	145,130,628					145,130,628
Beginning balance at Dec. 31, 2021	$ 158,707					$ 158,707
Beginning balance (Shares) at Dec. 31, 2021		31,070,665
Beginning balance at Dec. 31, 2021	(136,706)	$ 31	7,991	(144,724)	(4)
Exercise of stock options (Shares)		390,824
Exercise of stock options	73		73
Stock-based compensation	789		789
Net loss	(17,146)			(17,146)
Other comprehensive gain (loss)	$ (13)				(13)
Ending balance (Shares) at Jun. 30, 2022	145,130,628					145,130,628
Ending balance at Jun. 30, 2022	$ 158,707					$ 158,707
Ending balance (Shares) at Jun. 30, 2022		31,461,489
Ending balance at Jun. 30, 2022	(153,003)	$ 31	8,853	(161,870)	(17)
Beginning balance (Shares) at Mar. 31, 2022						145,130,628
Beginning balance at Mar. 31, 2022						$ 158,707
Beginning balance (Shares) at Mar. 31, 2022		31,395,489
Beginning balance at Mar. 31, 2022	(145,275)	$ 31	8,462	(153,766)	(2)
Exercise of stock options (Shares)		66,000
Exercise of stock options	23		23
Stock-based compensation	368		368
Net loss	(8,104)			(8,104)
Other comprehensive gain (loss)	$ (15)				(15)
Ending balance (Shares) at Jun. 30, 2022	145,130,628					145,130,628
Ending balance at Jun. 30, 2022	$ 158,707					$ 158,707
Ending balance (Shares) at Jun. 30, 2022		31,461,489
Ending balance at Jun. 30, 2022	$ (153,003)	$ 31	$ 8,853	$ (161,870)	$ (17)